Large Company Value Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 81.9%	Shares	Value
Communication Services - 3.1%
Alphabet, Inc. - Class A	4,660	$720,623
AT&T, Inc.	13,440	380,083
Charter Communications, Inc. - Class A (a)	590	217,433
Comcast Corp. - Class A	42,648	1,573,711
Omnicom Group, Inc.	3,037	251,798
Paramount Global - Class B	23,200	277,472
Verizon Communications, Inc.	16,487	747,850
Warner Bros Discovery, Inc. (a)	34,664	371,945
WPP PLC - ADR	12,890	489,304
		5,030,219

Consumer Discretionary - 5.1%
Amazon.com, Inc. (a)	7,354	1,399,172
Aptiv PLC (a)	9,000	535,500
Bath & Body Works, Inc.	4,821	146,173
Birkenstock Holding PLC (a)	6,341	290,735
Booking Holdings, Inc.	70	322,484
BorgWarner, Inc.	8,570	245,530
Darden Restaurants, Inc.	1,090	226,458
DoorDash, Inc. - Class A (a)	440	80,419
Gap, Inc.	11,914	245,548
General Motors Co.	24,984	1,174,998
Grand Canyon Education, Inc. (a)	2,318	401,060
Hasbro, Inc.	1,230	75,633
Lennar Corp. - Class B	1,440	157,061
Lithia Motors, Inc.	820	240,703
LVMH Moet Hennessy Louis Vuitton SE	242	149,600
Magna International, Inc.	24,072	818,207
McDonald's Corp.	174	54,352
NIKE, Inc. - Class B	2,025	128,547
O'Reilly Automotive, Inc. (a)	50	71,629
Ross Stores, Inc.	4,120	526,495
Starbucks Corp.	620	60,816
Tapestry, Inc.	600	42,246
TJX Cos., Inc.	1,470	179,046
TopBuild Corp. (a)	390	118,930
YETI Holdings, Inc. (a)	630	20,853
Yum! Brands, Inc.	3,540	557,054
		8,269,249

Consumer Staples - 5.5%
Altria Group, Inc.	10,010	600,800
Anheuser-Busch InBev SA/NV - ADR	7,710	474,628
BJ's Wholesale Club Holdings, Inc. (a)	2,754	314,231
Boston Beer Co., Inc. - Class A (a)	92	21,973
Coca-Cola Co.	1,020	73,053
Colgate-Palmolive Co.	11,609	1,087,763
Conagra Brands, Inc.	12,600	336,042
Costco Wholesale Corp.	75	70,934
Diageo PLC	5,745	149,499
Dollar General Corp.	330	29,017
General Mills, Inc.	1,740	104,035
Kenvue, Inc.	27,845	667,723
Kraft Heinz Co.	31,100	946,373
PepsiCo, Inc.	1,215	182,177
Pernod Ricard SA	961	94,831
Philip Morris International, Inc.	7,400	1,174,602
Procter & Gamble Co.	3,529	601,412
Unilever PLC - ADR	11,115	661,898
US Foods Holding Corp. (a)	770	50,404
Walgreens Boots Alliance, Inc.	28,860	322,366
Walmart, Inc.	10,474	919,513
		8,883,274

Energy - 5.9%
Antero Midstream Corp.	6,813	122,634
APA Corp.	68,064	1,430,705
Baker Hughes Co.	11,925	524,104
Cenovus Energy, Inc.	19,165	266,585
Cheniere Energy, Inc.	2,740	634,036
Chevron Corp.	2,134	356,997
ConocoPhillips	11,300	1,186,726
Diamondback Energy, Inc.	500	79,940
EOG Resources, Inc.	400	51,296
Exxon Mobil Corp.	3,407	405,195
Kinder Morgan, Inc.	8,050	229,666
Murphy Oil Corp.	5,550	157,620
NOV, Inc.	60,195	916,168
Occidental Petroleum Corp.	1,050	51,828
Ovintiv, Inc.	16,700	714,760
Schlumberger NV	15,270	638,286
Shell PLC - ADR	13,447	985,396
Targa Resources Corp.	588	117,876
TechnipFMC PLC	10,900	345,421
TotalEnergies SE	5,674	366,033
		9,581,272

Financials - 19.6%
AIB Group PLC	46,063	296,358
Allstate Corp.	757	156,752
American Express Co.	2,740	737,197
American International Group, Inc.	17,259	1,500,497
Aon PLC - Class A	1,806	720,757
Arthur J Gallagher & Co.	1,290	445,360
Axis Capital Holdings Ltd.	2,292	229,750
Bank of America Corp.	38,818	1,619,875
Bank of New York Mellon Corp.	6,427	539,033
Bank OZK	1,390	60,396
Berkshire Hathaway, Inc. - Class B (a)	2,538	1,351,688
Blackrock, Inc.	50	47,324
Brown & Brown, Inc.	300	37,320
Capital One Financial Corp.	4,350	779,955
Cboe Global Markets, Inc.	1,190	269,285
Charles Schwab Corp.	25,998	2,035,123
Cincinnati Financial Corp.	120	17,726
Citigroup, Inc.	26,976	1,915,026
Citizens Financial Group, Inc.	18,015	738,075
CME Group, Inc.	3,762	998,021
Commerce Bancshares, Inc.	6,405	398,583
Corebridge Financial, Inc.	15,990	504,804
Cullen/Frost Bankers, Inc.	290	36,308
Discover Financial Services	2,440	416,508
Fidelity National Information Services, Inc.	12,180	909,602
Fifth Third Bancorp	1,930	75,656
First Citizens BancShares, Inc. - Class A	129	239,182
First Hawaiian, Inc.	14,180	346,559
Fiserv, Inc. (a)	470	103,790
Goldman Sachs Group, Inc.	195	106,527
Hartford Financial Services Group, Inc.	4,467	552,702
Janus Henderson Group PLC	4,760	172,074
JPMorgan Chase & Co.	6,207	1,522,577
Lincoln National Corp.	13,020	467,548
M&T Bank Corp.	2,360	421,850
MarketAxess Holdings, Inc.	800	173,080
Marsh & McLennan Cos., Inc.	2,268	553,460
Mastercard, Inc. - Class A	1,757	963,047
MGIC Investment Corp.	7,046	174,600
Moody's Corp.	999	465,224
Morningstar, Inc.	803	240,796
MSCI, Inc.	520	294,060
Northern Trust Corp.	3,072	303,053
Old Republic International Corp.	1,232	48,319
Pinnacle Financial Partners, Inc.	246	26,086
PNC Financial Services Group, Inc.	1,090	191,589
Primerica, Inc.	676	192,342
Progressive Corp.	1,302	368,479
Prosperity Bancshares, Inc.	950	67,802
Resona Holdings, Inc.	27,500	235,966
RLI Corp.	2,980	239,383
S&P Global, Inc.	1,143	580,758
SEI Investments Co.	3,133	243,215
State Street Corp.	9,846	881,512
Stifel Financial Corp.	658	62,023
Synchrony Financial	6,600	349,404
Truist Financial Corp.	9,700	399,155
US Bancorp	20,945	884,298
Virtu Financial, Inc. - Class A	10,686	407,350
Wells Fargo & Co.	25,101	1,802,001
Western Union Co.	2,860	30,259
Willis Towers Watson PLC	2,137	722,199
		31,669,248

Health Care - 13.6%
Abbott Laboratories	5,894	781,839
AbbVie, Inc.	4,520	947,030
Agilent Technologies, Inc.	5,041	589,696
Alnylam Pharmaceuticals, Inc. (a)	250	67,505
Amgen, Inc.	150	46,733
Becton Dickinson & Co.	3,800	870,428
Bio-Rad Laboratories, Inc. - Class A (a)	1,301	316,872
Bio-Techne Corp.	6,599	386,899
Boston Scientific Corp. (a)	1,510	152,329
Bristol-Myers Squibb Co.	12,174	742,492
Bruker Corp.	5,135	214,335
Centene Corp. (a)	8,212	498,551
Chemed Corp.	152	93,529
Cigna Group	2,777	913,633
CVS Health Corp.	22,801	1,544,768
Danaher Corp.	1,346	275,930
Doximity, Inc. - Class A (a)	2,720	157,842
Elevance Health, Inc.	3,195	1,389,697
Envista Holdings Corp. (a)	8,420	145,329
Exelixis, Inc. (a)	4,285	158,202
GE HealthCare Technologies, Inc.	11,058	892,491
Gilead Sciences, Inc.	12,031	1,348,074
GSK PLC - ADR	7,261	281,291
Haleon PLC	51,143	258,510
HCA Healthcare, Inc.	1,973	681,770
Humana, Inc.	2,350	621,810
ICON PLC (a)	1,583	277,009
Illumina, Inc. (a)	3,450	273,723
Jazz Pharmaceuticals PLC (a)	620	76,973
Johnson & Johnson	7,770	1,288,577
Labcorp Holdings, Inc.	1,100	256,014
Maravai LifeSciences Holdings, Inc. - Class A (a)	5,469	12,086
McKesson Corp.	103	69,318
Medtronic PLC	12,283	1,103,750
Merck & Co., Inc.	1,960	175,930
Molina Healthcare, Inc. (a)	190	62,584
Organon & Co.	2,990	44,521
Pfizer, Inc.	16,840	426,726
ResMed, Inc.	1,740	389,499
Royalty Pharma PLC - Class A	10,310	320,950
Sanofi SA - ADR	4,855	269,258
Solventum Corp. (a)	7,080	538,363
Stryker Corp.	700	260,575
Tempus AI, Inc. (a)(b)	1,411	68,067
Tenet Healthcare Corp. (a)	530	71,285
UnitedHealth Group, Inc.	80	41,900
Universal Health Services, Inc. - Class B	1,850	347,615
Veeva Systems, Inc. - Class A (a)	1,119	259,194
Waters Corp. (a)	1,418	522,632
Zimmer Biomet Holdings, Inc.	3,284	371,683
		21,905,817

Industrials - 10.1%
Acuity Brands, Inc.	190	50,037
AECOM	6,040	560,089
Allegion PLC	2,356	307,364
Armstrong World Industries, Inc.	1,220	171,874
Automatic Data Processing, Inc.	580	177,207
AZEK Co., Inc. (a)	1,384	67,664
Boeing Co. (a)	3,160	538,938
Caterpillar, Inc.	980	323,204
Cintas Corp.	1,840	378,175
CNH Industrial NV	42,040	516,251
Crane Co.	400	61,272
Cummins, Inc.	2,546	798,018
Deere & Co.	530	248,756
Delta Air Lines, Inc.	8,794	383,418
EMCOR Group, Inc.	502	185,554
Emerson Electric Co.	2,823	309,514
Equifax, Inc.	638	155,391
FedEx Corp.	3,980	970,244
Ferguson Enterprises, Inc.	1,931	309,404
Flowserve Corp.	2,590	126,496
Fluor Corp. (a)	4,126	147,793
General Dynamics Corp.	3,737	1,018,631
General Electric Co.	1,780	356,267
Genpact Ltd.	5,080	255,930
Hayward Holdings, Inc. (a)	33,760	469,939
Howmet Aerospace, Inc.	5,080	659,028
Hubbell, Inc.	669	221,379
IDEX Corp.	933	168,845
Lockheed Martin Corp.	1,156	516,397
Lyft, Inc. - Class A (a)	4,970	58,994
MasTec, Inc. (a)	410	47,851
MSA Safety, Inc.	1,221	179,109
Norfolk Southern Corp.	1,600	378,960
Northrop Grumman Corp.	966	494,602
Otis Worldwide Corp.	2,462	254,078
PACCAR, Inc.	4,551	443,131
Parker-Hannifin Corp.	340	206,669
Regal Rexnord Corp.	870	99,050
Republic Services, Inc.	485	117,448
RTX Corp.	9,400	1,245,124
Simpson Manufacturing Co., Inc.	878	137,916
Stanley Black & Decker, Inc.	590	45,359
Timken Co.	3,200	229,984
Trane Technologies PLC	60	20,215
TransUnion	3,498	290,299
United Airlines Holdings, Inc. (a)	2,110	145,696
United Parcel Service, Inc. - Class B	300	32,997
Verisk Analytics, Inc.	886	263,691
Watsco, Inc.	578	293,797
Watts Water Technologies, Inc. - Class A	2,424	494,302
Westinghouse Air Brake Technologies Corp.	1,470	266,585
Woodward, Inc.	87	15,877
		16,214,813

Information Technology - 12.3%
Accenture PLC - Class A	1,611	502,697
Analog Devices, Inc.	7,849	1,582,908
Applied Materials, Inc.	1,296	188,076
Atlassian Corp. - Class A (a)	328	69,605
Autodesk, Inc. (a)	1,511	395,580
Cadence Design Systems, Inc. (a)	1,914	486,788
Capgemini SE	1,927	287,651
Cisco Systems, Inc.	18,360	1,132,996
Cognizant Technology Solutions Corp. - Class A	2,958	226,287
Corning, Inc.	10,600	485,268
F5, Inc. (a)	10,164	2,706,368
Fortinet, Inc. (a)	2,520	242,575
Gen Digital, Inc.	2,610	69,269
Keysight Technologies, Inc. (a)	4,170	624,541
KLA Corp.	403	273,959
Lam Research Corp.	5,472	397,814
Lattice Semiconductor Corp. (a)	6,580	345,121
LiveRamp Holdings, Inc. (a)	1,494	39,053
Micron Technology, Inc.	6,966	605,276
Microsoft Corp.	5,560	2,087,168
Motorola Solutions, Inc.	410	179,502
Pegasystems, Inc.	4,663	324,172
PTC, Inc. (a)	1,373	212,746
QUALCOMM, Inc.	1,740	267,281
Salesforce, Inc.	3,103	832,721
Synopsys, Inc. (a)	541	232,008
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,307	548,962
TD SYNNEX Corp.	140	14,554
TE Connectivity PLC	4,508	637,071
Telefonaktiebolaget LM Ericsson - ADR	196,382	1,523,924
VeriSign, Inc. (a)	422	107,133
Workday, Inc. - Class A (a)	9,708	2,267,109
		19,896,183

Materials - 3.2%
Agnico Eagle Mines Ltd.	2,009	217,660
Alcoa Corp.	264	8,052
Corteva, Inc.	5,845	367,826
CRH PLC	5,068	445,832
Ecolab, Inc.	190	48,169
Franco-Nevada Corp.	4,224	664,340
Freeport-McMoRan, Inc.	20,400	772,344
Martin Marietta Materials, Inc.	665	317,956
Olin Corp.	17,190	416,686
PPG Industries, Inc.	2,200	240,570
Royal Gold, Inc.	2,746	448,998
RPM International, Inc.	1,528	176,759
Scotts Miracle-Gro Co.	2,080	114,171
Vulcan Materials Co.	1,333	310,989
Wheaton Precious Metals Corp.	8,547	663,245
		5,213,597

Real Estate - 0.3%
CBRE Group, Inc. - Class A (a)	3,150	411,957

Utilities - 3.2%
American Electric Power Co., Inc.	1,820	198,871
Clearway Energy, Inc. - Class A	1,400	39,844
Clearway Energy, Inc. - Class C	7,630	230,960
Dominion Energy, Inc.	20,970	1,175,788
Duke Energy Corp.	1,100	134,167
Entergy Corp.	420	35,906
Evergy, Inc.	5,490	378,536
Eversource Energy	3,540	219,870
Exelon Corp.	9,230	425,318
IDACORP, Inc.	240	27,893
National Fuel Gas Co.	3,210	254,200
NextEra Energy, Inc.	6,580	466,456
NRG Energy, Inc.	2,800	267,288
PPL Corp.	27,193	981,939
Southern Co.	2,061	189,509
Xcel Energy, Inc.	970	68,666
		5,095,211
TOTAL COMMON STOCKS (Cost $109,761,272)		132,170,840

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%	Par	Value
BBCMS Trust, Series 2021-C10, Class XA, 1.21%, 07/15/2054 (Callable 05/15/2031) (c)(d)	933,929	50,686
BX Trust
Series 2021-VOLT, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 09/15/2036 (e)	125,000	123,952
Series 2022-CSMO, Class B, 7.46% (1 mo. Term SOFR + 3.14%), 06/15/2027 (e)	100,000	100,094
Series 2022-LBA6, Class A, 5.32% (1 mo. Term SOFR + 1.00%), 01/15/2039 (e)	200,000	199,565
Series 2022-PSB, Class A, 6.77% (1 mo. Term SOFR + 2.45%), 08/15/2039 (e)	95,413	95,086
Series 2024-XL4, Class B, 6.11% (1 mo. Term SOFR + 1.79%), 02/15/2039 (e)	97,201	97,231
Series 2025-ROIC, Class A, 5.46% (1 mo. Term SOFR + 1.14%), 03/15/2030 (e)	150,000	148,875
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.72%, 09/15/2053 (Callable 06/15/2030) (c)(d)	419,039	19,044
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/2041 (d)(e)	100,000	97,893
DK Trust, Series 2024-SPBX, Class A, 5.82% (1 mo. Term SOFR + 1.50%), 03/15/2034 (e)	125,000	124,844
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 5.79% (30 day avg SOFR US + 1.45%), 05/25/2054	413,463	415,884
Series K110, Class X1, 1.65%, 04/25/2030 (Callable 04/25/2030) (c)(d)	281,717	18,609
Series K118, Class X1, 0.95%, 09/25/2030 (Callable 06/25/2030) (c)(d)	591,516	24,998
Series K151, Class X1, 0.35%, 04/25/2030 (Callable 02/25/2030) (c)(d)	1,531,092	22,777
Federal National Mortgage Association
Series 2024-100, Class FD, 5.79% (30 day avg SOFR US + 1.45%), 06/25/2054	671,369	674,358
Series 2024-93, Class FL, 5.79% (30 day avg SOFR US + 1.45%), 12/25/2054	1,156,579	1,161,728
FS Commercial Mortgage Trust, Series 2024-HULA, Class A, 6.13% (1 mo. Term SOFR + 1.81%), 08/15/2039 (e)	100,000	100,000
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 5.48%, 07/15/2029 (d)(e)	175,000	178,346
GS Mortgage-Backed Securities Trust, Series 2024-PJ9, Class A3, 5.00%, 02/25/2055 (Callable 03/25/2038) (d)(e)	89,399	87,080
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034 (e)	46,969	46,600
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 04/25/2025) (d)(e)	29,968	27,391
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 12/25/2029) (d)(e)	28,532	25,280
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 02/25/2032) (d)(e)	51,545	45,696
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 04/25/2025) (d)(e)	7,274	6,700
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 07/25/2038) (d)(e)	44,886	39,725
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 09/25/2032) (d)(e)	35,415	31,157
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 07/25/2049) (d)(e)	167,260	142,014
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 01/25/2050) (d)(e)	71,529	69,360
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.20%, 07/15/2039 (d)(e)	200,000	202,051
PRM5 Trust, Series 2025-PRM5, Class B, 4.44%, 03/10/2033 (d)(e)	125,000	122,250
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 11/25/2047) (d)(e)	100,000	61,289
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 12/25/2044) (d)(e)	28,598	24,531
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 04/25/2027) (d)	39,727	34,225
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 04/25/2025) (d)(e)	320	317
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 09/25/2046) (d)(e)	100,000	72,289
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (e)	140,000	120,003
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 6.99%, 12/10/2034 (d)(e)	133,630	136,159
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 09/25/2029) (d)(e)(f)	49,570	42,635
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 07/15/2026) (d)	91,858	88,181
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,230,602)		5,078,902

AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.8%	Shares	Value
Voya VACS Series EMHCD Fund	127	1,289
Voya VACS Series HYB Fund	90,145	919,481
Voya VACS Series SC Fund - Class SC	340,201	3,602,728
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $4,589,482)		4,523,498

CORPORATE BONDS - 2.8%	Par	Value
Communication Services - 0.2%
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	87,000	73,350
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	11,000	10,845
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 04/12/2025)	74,000	72,522
2.05%, 02/15/2028 (Callable 12/15/2027)	28,000	26,198
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	96,000	81,206
4.78%, 02/15/2035 (Callable 11/15/2034) (e)	42,000	40,609
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	42,000	37,897
		342,627

Consumer Discretionary - 0.2%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	64,000	55,579
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	60,000	54,699
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	42,000	41,101
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	86,000	84,174
Ross Stores, Inc., 4.60%, 04/15/2025	69,000	68,991
		304,544

Consumer Staples - 0.1%
Keurig Dr Pepper, Inc., 4.42%, 05/25/2025 (Callable 04/17/2025)	7,000	6,998
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	25,000	23,326
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	64,000	61,271
		91,595

Energy - 0.2%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	69,000	66,018
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	46,000	42,474
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	45,000	43,117
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	16,000	14,405
Ovintiv, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	60,000	60,123
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025 (Callable 07/15/2025)	60,000	59,917
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	34,000	34,158
		320,212

Financials - 1.1%
American Honda Finance Corp., 1.20%, 07/08/2025	44,000	43,618
Aviation Capital Group LLC, 6.38%, 07/15/2030 (Callable 05/15/2030) (e)	24,000	25,118
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	194,000	186,989
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	26,000	25,470
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	10,000	9,682
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	103,000	92,616
Bank of Nova Scotia, 2.70%, 08/03/2026	66,000	64,496
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028) (e)	62,000	56,449
2.50%, 01/10/2030 (Callable 10/10/2029) (e)	23,000	20,920
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	58,000	55,438
Fiserv, Inc.
3.85%, 06/01/2025 (Callable 05/02/2025)	39,000	38,923
5.45%, 03/02/2028 (Callable 02/02/2028)	60,000	61,375
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	37,000	35,847
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	183,305
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	78,000	77,911
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	99,000	94,676
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	48,000	46,611
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	31,000	28,685
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	8,000	6,793
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	43,000	37,743
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	30,000	29,725
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	61,000	60,847
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	16,000	15,602
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	111,000	107,541
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	46,000	44,224
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	26,000	27,042
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	15,000	12,760
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	64,000	64,014
Royal Bank of Canada, 1.20%, 04/27/2026	50,000	48,378
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027 (e)	52,000	50,412
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	23,000	22,982
Wells Fargo & Co.
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	24,000	23,987
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	15,000	14,704
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	11,000	10,767
		1,725,650

Health Care - 0.2%
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	63,000	64,138
CVS Health Corp., 1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	54,000	45,685
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	60,000	58,063
Johnson & Johnson, 1.30%, 09/01/2030 (Callable 06/01/2030)	60,000	51,467
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	38,000	37,380
1.75%, 09/02/2027 (Callable 07/02/2027)	107,000	99,717
2.20%, 09/02/2030 (Callable 06/02/2030)	42,000	36,280
		392,730

Industrials - 0.1%
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	77,000	70,217
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (e)	65,000	63,105
		133,322

Information Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	54,000	49,759
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	43,000	42,431
Intel Corp., 3.70%, 07/29/2025 (Callable 05/02/2025)	24,000	23,924
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	66,000	63,923
2.95%, 04/01/2030 (Callable 01/01/2030)	121,000	110,965
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	37,000	31,480
		322,482

Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	39,000	39,428
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	41,000	40,832
Nutrien Ltd., 5.95%, 11/07/2025	59,000	59,430
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	68,000	65,865
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	47,000	43,644
		249,199

Real Estate - 0.1%
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)	40,000	38,910
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	69,000	63,708
		102,618

Utilities - 0.3%
AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	45,000	43,763
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	47,000	46,224
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	92,000	89,319
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)	61,000	59,979
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	70,000	70,308
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	74,000	72,519
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	45,000	43,731
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/2025 (Callable 05/02/2025) (e)	59,000	58,849
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	39,000	39,551
		524,243
TOTAL CORPORATE BONDS (Cost $4,601,305)		4,509,223

REAL ESTATE INVESTMENT TRUSTS - 1.7%	Shares	Value
Real Estate - 1.7%
Camden Property Trust	330	40,359
CubeSmart	1,350	57,658
EastGroup Properties, Inc.	810	142,681
Equinix, Inc.	100	81,535
Equity Residential	5,684	406,861
First Industrial Realty Trust, Inc.	1,430	77,163
Millrose Properties, Inc. (a)	945	25,052
Public Storage	95	28,433
SBA Communications Corp.	50	11,001
Simon Property Group, Inc.	3,200	531,456
STAG Industrial, Inc.	1,260	45,511
UDR, Inc.	2,960	133,703
Ventas, Inc.	10,657	732,775
VICI Properties, Inc.	1,310	42,732
Welltower, Inc.	2,091	320,362
		2,677,282
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,506,273)		2,677,282

ASSET-BACKED SECURITIES - 1.6%	Par	Value
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	33,270	32,204
Series 2016-1, 3.58%, 01/15/2028	1,191	1,149
Series 2016-2, 3.20%, 06/15/2028	11,331	10,773
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 08/15/2027)	100,000	101,916
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 12/15/2027)	200,000	201,921
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 04/25/2025) (d)(e)	124,559	105,105
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (e)	73,813	67,101
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	80,494	67,750
GLS Auto Receivables Trust, Series 2025-1A, Class C, 5.07%, 11/15/2030 (Callable 08/15/2029) (e)	150,000	153,239
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 09/18/2028 (Callable 12/16/2026)	150,000	151,470
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 05/15/2027)	150,000	153,221
Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 06/15/2027 (Callable 12/15/2026) (e)	98,266	98,743
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028) (e)	59,823	54,854
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029) (e)	163,196	155,041
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032) (e)	41,107	35,061
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 02/15/2028) (e)	36,670	33,673
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 10/15/2028) (e)	28,068	25,353
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 07/15/2033) (e)	149,260	150,458
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028) (e)	100,000	102,031
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 04/10/2025) (e)	33,700	32,977
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 12/15/2025) (e)	88,644	88,137
Santander Consumer USA Holdings, Inc., Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 12/15/2027)	100,000	100,925
Santander Consumer USA, Inc., Series 2024-2, Class B, 4.52%, 07/16/2029 (Callable 01/15/2028)	100,000	99,683
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054 (e)	71,847	67,058
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 05/25/2028) (e)	100,000	100,551
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 11/25/2025) (e)	7,525	7,475
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027) (e)	96,100	85,193
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051 (e)	119,027	105,384
Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, 06/25/2066 (Callable 04/25/2025) (d)(e)	130,284	110,937
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 12/15/2027)	100,000	100,348
TOTAL ASSET-BACKED SECURITIES (Cost $2,659,447)		2,599,731

COLLATERALIZED LOAN OBLIGATIONS - 1.4%	Par	Value
Arbor Realty Trust, Inc., Series 2021-FL3, Class C, 6.28% (1 mo. Term SOFR + 1.96%), 08/15/2034 (Callable 04/15/2025) (e)	225,000	223,395
CBAM Ltd., Series 2017-1A, Class AR2, 5.77% (3 mo. Term SOFR + 1.39%), 01/20/2038 (Callable 01/20/2027) (e)	250,000	249,421
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class C, 6.43% (1 mo. Term SOFR + 2.11%), 07/15/2039 (Callable 04/15/2025) (e)	225,000	222,643
Madison Park Funding Ltd., Series 2016-21A, Class ABRR, 5.96% (3 mo. Term SOFR + 1.66%), 10/15/2032 (Callable 04/15/2025) (e)	250,000	250,081
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C, 6.28% (1 mo. Term SOFR + 1.96%), 07/16/2036 (Callable 04/16/2025) (e)	225,000	223,999
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 5.53% (3 mo. Term SOFR + 1.24%), 01/20/2035 (Callable 04/20/2025) (e)	250,000	249,903
Octagon Investment Partners Ltd., Series 2020-3A, Class A1R2, 5.66% (3 mo. Term SOFR + 1.36%), 01/15/2038 (Callable 10/15/2026) (e)	250,000	249,622
OHA Loan Funding Ltd., Series 2015-1A, Class AR3, 5.70% (3 mo. Term SOFR + 1.41%), 01/19/2037 (Callable 04/19/2025) (e)	270,000	270,137
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 5.73% (3 mo. Term SOFR + 1.41%), 11/14/2034 (Callable 05/14/2025) (e)	250,000	250,063
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,192,490)		2,189,264

U.S. TREASURY SECURITIES - 0.2%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	15,000	14,941
2.63%, 01/31/2026	1,000	988
4.13%, 06/15/2026	33,000	33,046
0.88%, 09/30/2026	60,200	57,519
1.25%, 11/30/2026	90,100	86,229
1.50%, 01/31/2027	9,900	9,478
3.88%, 03/31/2027	91,000	90,972
2.75%, 04/30/2027	300	293
3.25%, 06/30/2027	500	493
3.88%, 03/15/2028	51,000	50,992
1.25%, 09/30/2028	700	640
4.13%, 10/31/2029	6,000	6,044
2.75%, 08/15/2032	5,100	4,663
4.13%, 11/15/2032	4,300	4,307
3.50%, 02/15/2033	24,600	23,562
4.63%, 02/15/2035	14,000	14,464
TOTAL U.S. TREASURY SECURITIES (Cost $404,106)		398,631

TOTAL INVESTMENTS - 95.5% (Cost $131,944,977)		154,147,371
Money Market Deposit Account - 4.2% (g)(h)		6,787,874
Other Assets in Excess of Liabilities - 0.3%		416,671
TOTAL NET ASSETS - 100.0%		$161,351,916
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership NV - Naamloze Vennootschap
PLC - Public Limited Company SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $67,343 which represented 0.0% of net assets.
(c)	Interest only security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $6,651,510 or 4.1% of the Fund’s net assets.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)
All or a portion of security has been pledged as collateral for securities lending. The total value of assets committed as collateral as of March 31, 2025 is $68,404 which represented 0.04% of net assets.

(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.24%.

Large Company Value Portfolio
Schedule of Futures Contracts
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	2	06/18/2025	$228,250	$3,169
				$3,169
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(1)	06/18/2025	$111,219	$(1,531)
U.S. Treasury 2 Year Notes	(14)	06/30/2025	2,900,407	(13,918)
U.S. Treasury 5 Year Note	(9)	06/30/2025	973,406	(11,056)
U.S. Treasury Long Bonds	(5)	06/18/2025	586,406	(6,847)
U.S. Treasury Ultra Bonds	(4)	06/18/2025	489,000	(4,290)
				$(37,642)
Net Unrealized Appreciation (Depreciation)				$(34,473)

Large Company Value Portfolio
Schedule of Total Return Swap Contracts
March 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RUSSELL 1000 VALUE INDEX TOTAL RETURN	Morgan Stanley	Receive	EFFR + 0.82%	Termination	02/27/2026	$ 26,434,379	$ (865,969)
Net Unrealized Appreciation (Depreciation)							$ (865,969)

There are no upfront payments or receipts associated with total return swaps in the Fund as of March 31, 2025.

EFFR - Effective Federal Funds Rate was 4.33% as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Large Company Value Portfolio has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$132,170,840	$–	$–	$132,170,840
Collateralized Mortgage Obligations	–	5,078,902	–	5,078,902
Affiliated Registered Investment Companies	4,523,498	–	–	4,523,498
Corporate Bonds	–	4,509,223	–	4,509,223
Real Estate Investment Trusts	2,677,282	–	–	2,677,282
Asset-Backed Securities	–	2,599,731	–	2,599,731
Collateralized Loan Obligations	–	2,189,264	–	2,189,264
U.S. Treasury Securities	–	398,631	–	398,631
Total Investments	$139,371,620	$14,775,751	$–	$154,147,371

Other Financial Instruments:
Futures Contracts*	3,169	–	–	3,169
Total Other Financial Instruments	$3,169	$–	$–	$3,169

Liabilities:
Other Financial Instruments:
Total Return Swaps*	–	(865,969)	–	(865,969)
Futures Contracts*	(37,642)	–	–	(37,642)
Total Other Financial Instruments	$(37,642)	$(865,969)	$–	$(903,611)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.